Note 20 - Fair Value Measurement (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable, Net Amount	$ 551,171	$ 463,185
Fully Charged Off [Member]
Loans and Leases Receivable, Net Amount	$ 0